EQUITY (Details 2) (Options, USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014
Options
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Number of options outstanding at beginning of year	17,494,470
Changes during the year:
Granted	13,455,700	[1]
Exercised	(3,715,916)
Forfeited	(451,535)
Number of options outstanding at end of year	26,782,719
Number of options exercisable at year-end	15,181,974
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Weighted average exercise price of options outstanding at beginning of year	$ 2.97
Changes during the year:
Granted	$ 7.82	[1]
Exercised	$ 2.73
Forfeited	$ 3.43
Weighted average exercise price of options outstanding at end of year	$ 5.44
Weighted average exercise price exercisable at year-end	$ 3.79
Aggregated intrinsic value options outstanding at end of year	$ 940,693	[2]
Aggregated intrinsic value options exercisable at year end	$ 558,181	[2]

[1]	On January 13, 2014 the Company granted the Company's founders, who are also shareholders, 11,500,000 options, exercisable into the same amount of the Company's Ordinary shares, at an exercise price of $6.98 per share, 3,850,000 options were vested immediately and the remainder vest over two years. On September 7, 2014 the Company granted four of its directors 200,000 options, exercisable into the same amount of the Company's ordinary shares, at an exercise price of $25.0 per share, which are subject to graded vesting. Those options were granted in the money. Subsequent to December 31, 2014, the Company granted to its employee additional 50,650 options exercisable into the same amount of the Company's Ordinary shares, at an average exercise price of $36.53 per share, and 230,505 RSUs.
[2]	The aggregate intrinsic value is calculated as the difference between the exercise price of the underlying awards and the closing stock price of $40.56 of the Company's ordinary share on December 31, 2014. This represents the potential pre-tax amount receivable by the option holders had all option holders exercised their options as of such date.